U.S. Bancorp Fund Services, LLC
2020 E. Financial Way, Suite 100
Glendora, CA 91740

May 2, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	The Masters’ Select Funds Trust
Rule 497(j);
(File Nos. 333-10015; 811-7763)
CIK No. 0001020425

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for The Masters’ Select Funds Trust (the “Trust”), does not differ from that contained in Post-Effective Amendment No. 32 (the “Amendment”) to the Corporation’s Registration Statement on Form N1-A. This Amendment was filed electronically on April 27, 2006.

     If you have any questions, please do not hesitate to call me at (414) 765-5340.

Very truly yours,

/s/Rodney Dewalt

Rodney Dewalt
For U.S. Bancorp Fund Services, LLC